Employment Benefits	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Employment Benefits
25.	Employment Benefits

(1)	Employment benefit obligations as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Net defined benefit asset	￦	198,626	70,187
Net defined benefit obligations		825,927	1,033,409
Other long-term employee benefit obligations		2,794	1,911

(2)	Principal assumptions used for actuarial valuation as of December 31, 2022 and 2023 are as follows:

	2022	2023
Discount rate	5.16%~5.19%	4.06%~5.44%
Future salary and benefit levels	4.55%	4.82%
Weighted average duration	8.84 years	9.52 years

(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Current service cost	￦	524,942	496,722	373,802
Interest cost		91,877	116,256	190,257
Expected return on plan assets		(52,782)	(73,484)	(163,074)
Past service cost		5,483	125	—

	￦	569,520	539,619	400,985

Expenses described above are recognized in those items below in the consolidated financial statements.

		2021	2022	2023
		In millions of won
Cost of sales	￦	416,287	404,243	285,209
Selling and administrative expenses		95,983	81,457	73,521
Others (Construction-in-progress and others)		57,250	53,919	42,255

	￦	569,520	539,619	400,985

In addition, for the years ended December 31, 2021, 2022 and 2023, employee benefit obligations expenses of, ￦71,976 million, ￦101,369 million and ￦85,560 million, respectively, are recognized as cost of sales, and ￦17,144 million, ￦28,301 million and ￦16,012 million, respectively, are recognized as selling and administrative expenses, and ￦13,025 million, ￦14,827 million and ￦15,639 million, respectively, are recognized as construction-in-progress
and others, relates to the Company’s defined contribution plans.

(4)	Details of defined benefit obligations as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Present value of defined benefit obligation from funded plans	￦	3,776,715	4,312,702
Fair value of plan assets		(3,149,414)	(3,349,480)

Net liabilities incurred from defined benefit plans	￦	627,301	963,222

(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Beginning balance	￦	4,564,417	3,776,715
Current service cost		496,722	373,802
Interest cost		116,256	190,257
Remeasurement component		(1,012,727)	409,635
Past service cost		125	—
Actual payments		(388,105)	(437,734)
Others		27	27

Ending balance	￦	3,776,715	4,312,702

(6)	Changes in the fair value of plan assets for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Beginning balance	￦	2,909,547	3,149,414
Expected return		73,484	163,074
Remeasurement component		(11,609)	4,777
Contributions by the employers		347,778	188,566
Actual payments		(169,786)	(156,351)

Ending balance	￦	3,149,414	3,349,480

(7)	Details of the fair value of plan assets as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Equity instruments	￦	171,301	5,326
Debt instruments		854,640	697,907
Bank deposits		590,103	611,821
Others(*)		1,533,370	2,034,426

	￦	3,149,414	3,349,480

(*)	‘Others’ consist of various financial assets managed by external asset management companies.
For the years ended December 31, 2022 and 2023, actual returns on plan assets amounted to ￦61,875 and ￦167,851 million, respectively.

(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Actuarial gain from changes in financial assumptions	￦	(967,366)	429,810
Experience adjustments, etc.		(45,361)	(20,175)
Expected return		11,609	(4,777)

	￦	(1,001,118)	404,858

Remeasurement components recognized as other comprehensive income or loss are included in retained earnings.
In addition, gain on accumulated remeasurement component amounting to ￦614,805 million and gain on accumulated remeasurement component amounting to ￦29,229 million have been recognized as other comprehensive income or loss as of December 31, 2022 and 2023, respectively.